(LOSS) PER SHARE	6 Months Ended
Sep. 30, 2022
Profit or loss [abstract]
(LOSS) PER SHARE

NOTE 16. (LOSS) PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (dollars in thousands, except per share amounts):

	Three Months Ended September 30,		Six Months Ended September 30,
	2022	2021	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(949)	$(2,975)	$(2,678)	$(6,041)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	16,742	13,332	15,056	12,776
Basic and diluted (loss) per share (Actual)	$(0.06)	$(0.22)	$(0.18)	$(0.47)

The inclusion of the Company’s stock options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the three and six months ended September 30, 2022 and 2021. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of September 30,
	2022	2021
Stock options	1,217,300	868,000
Restricted stock units	378,740	243,000
Warrants	33,888	36,147

Inclusion of outstanding options or other common stock equivalents in the computation of diluted loss per share would have an anti-dilutive effect on the loss per share and are therefore excluded from the computation. Consequently, there is no difference between loss per share and diluted loss per share.